Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	10 Months Ended	12 Months Ended		15 Months Ended	22 Months Ended	24 Months Ended	27 Months Ended	34 Months Ended	36 Months Ended	39 Months Ended	46 Months Ended	48 Months Ended	51 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 29, 2021	Nov. 30, 2018	Sep. 30, 2015	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2017	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000142731
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga Small Cap Fund - Institutional Class
Accumulated Value			$ 250,000				$ 296,091			$ 386,202			$ 497,223			$ 480,376			$ 530,948		$ 732,522		$ 522,840	$ 609,316	$ 726,238	$ 670,852
C000012946
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga Small Cap Fund - Investors Class
Accumulated Value			10,000				11,818			15,382			19,761			19,056			21,018		28,942		20,613	23,978	28,519	26,296
C000136097
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga SMid Cap Fund - Institutional Class
Accumulated Value			250,000				287,399			368,239			492,123			500,600			569,495		771,431		530,230	619,388	782,059	753,422
C000136096
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga SMid Cap Fund - Investors Class
Accumulated Value			10,000				11,465			14,660			19,534			19,827			22,508		30,405		20,838	24,295	30,594	29,398
C000227602
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga Mid Cap Fund - Institutional Class
Accumulated Value	$ 250,000			$ 258,000				$ 177,500			$ 206,750			$ 250,750			$ 240,750
C000227603
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga Mid Cap Fund - Investors Class
Accumulated Value	10,000			10,310				7,080			8,230			9,950			9,530
C000232594
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga Discovery Fund - Institutional Class
Accumulated Value		$ 250,000			$ 270,213				$ 372,904			$ 519,635			$ 355,162			$ 318,993		$ 368,223		$ 479,243
C000232593
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga Discovery Fund - Investors Class
Accumulated Value		10,000			10,786				14,848			20,638			14,059			12,603		14,517		18,864
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			250,000				287,410			341,175			401,153			412,857			474,791		626,133		515,762	621,293	839,949	986,176
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,496			13,647			16,046			16,514			18,992		25,045		20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			250,000				287,410			341,175			401,153			412,857			474,791		626,133		515,762	621,293	839,949	986,176
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,496			13,647			16,046			16,514			18,992		25,045		20,630	24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	250,000			249,875				205,829			247,944			335,204			393,560
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			9,995				8,233			9,918			13,408			15,742
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		250,000			272,292				313,139			412,953			340,161			409,761		553,971		650,412
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,892				12,526			16,518			13,606			16,390		22,159		26,016
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value			250,000				280,309			339,121			410,556			371,003			429,304		572,113		404,645	443,458	566,109	642,859
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value			10,000				11,212			13,565			16,422			14,840			17,172		22,885		16,186	17,738	22,644	25,714
Russell 2500 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value			250,000				277,554			333,248			410,326			393,443			485,407		640,624		452,314	500,306	626,398	705,425
Russell 2500 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value			$ 10,000				$ 11,102			$ 13,330			$ 16,413			$ 15,738			$ 19,416		$ 25,625		$ 18,093	$ 20,012	$ 25,056	$ 28,217
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	250,000			246,988				174,131			204,545			264,547			322,810
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000			$ 9,880				$ 6,965			$ 8,182			$ 10,582			$ 12,912
Russell Microcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		249,999			228,531				290,702			413,116			260,047			251,975		318,444		423,747
Russell Microcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		$ 9,999			$ 9,141				$ 11,627			$ 16,524			$ 10,401			$ 10,079		$ 12,737		$ 16,949